Hedging activities - Schedule of Notational Maturity Profile (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 4,488	€ 5,199	€ 4,221
Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	636
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,105	1,723	1,074
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,306	2,079	2,225
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,441	1,397	922
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,047	2,886	1,622
Less than 1 year | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	636
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	980	1,292	912
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	602	760	144
Less than 1 year | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	829	834	566
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	713	1,598	1,883
1 to 3 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	125	431	162
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	604	1,365
1 to 3 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	588	563	356
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	529	416	0
3 to 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	520	416	0
3 to 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9	0	0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	199	299	716
Over 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Over 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Over 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	184	299	716
Over 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 15	€ 0	€ 0